Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	IPO	Private placement	Non-IPO Related Stock Transactions	Common Stock	Common Stock IPO	Common Stock Private placement	Common Stock Non-IPO Related Stock Transactions	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital IPO	Additional Paid-in Capital Private placement	Additional Paid-in Capital Non-IPO Related Stock Transactions	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2020					15,632,809
Balance at beginning of period at Dec. 31, 2020	$ (90,449)				$ 156				$ (1,846)	$ 72,136				$ (333)	$ (160,562)
Treasury stock, beginning balance (in shares) at Dec. 31, 2020									(316,088)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon net settlement of restricted stock units and performance stock units (in shares)					414,896
Issuance of common stock upon net settlement of restricted stock units and performance stock units	18				$ 4					14
Issuance of common stock, net of issuance costs (in shares)						5,750,000	1,562,500
Issuance of common stock, net of issuance costs		$ 82,715	$ 24,250			$ 58	$ 16				$ 82,657	$ 24,234
Conversion of convertible preferred stock into common stock upon IPO (in shares)					2,234,640
Conversion of convertible preferred stock into common stock upon IPO	35,754				$ 22					35,732
Conversion of convertible notes (in shares)						3,636,189		33,978
Conversion of convertible notes		58,179		$ 460		$ 36					58,143		$ 460
Net exercise of warrants upon initial public offering (in shares)						844,335		130,529
Net exercise of warrants upon initial public offering		$ 13,509		$ 861		$ 9		$ 2			$ 13,500		$ 859
Fractional shares paid out related to the forward stock split	(10)									(10)
Exercise of broker warrants (in shares)					47,188
Exercise of broker warrants	0
Exercise of stock options (in shares)					152,939
Exercise of stock options	980				$ 1					979
Return of common stock to pay withholding taxes on restricted stock (in shares)									(164,855)
Return of common stock to pay withholding taxes on restricted stock	(2,458)								$ (2,364)	(94)
Retirement of treasury stock (in shares)					(480,943)				(480,943)
Retirement of treasury stock	0				$ (4)				$ 4,210	(4,206)
Stock-based compensation	12,041									12,041
Foreign currency translation adjustment	230													230
Net loss	$ (54,573)														(54,573)
Balance at end of period (in shares) at Dec. 31, 2021	29,959,060				29,959,060
Balance at end of period at Dec. 31, 2021	$ 81,507				$ 300				$ 0	296,445				(103)	(215,135)
Treasury stock, ending balance (in shares) at Dec. 31, 2021									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon net settlement of restricted stock units and performance stock units (in shares)					154,886
Issuance of common stock upon net settlement of restricted stock units and performance stock units	(2)				$ 1					(3)
Stock-based compensation	885									885
Foreign currency translation adjustment	189													189
Net loss	$ (38,807)														(38,807)
Balance at end of period (in shares) at Dec. 31, 2022	30,113,946				30,113,946
Balance at end of period at Dec. 31, 2022	$ 43,772				$ 301				$ 0	$ 297,327				$ 86	$ (253,942)
Treasury stock, ending balance (in shares) at Dec. 31, 2022									0